SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of impact of correction applicable to reporting periods

The impact of this correction to the applicable reporting periods for the financial statement line items impacted is as follows (in thousands, except per share data):

	Year Ended December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Operations and Comprehensive Loss:
Change in fair value of warrant liability	$—	$56,417	$56,417
Loss before income taxes	$(91,372)	$56,417	$(34,955)
Net loss	$(90,432)	$56,417	$(34,015)
Total comprehensive loss, net of taxes of $0	$(90,516)	$56,417	$(34,099)

Earnings (loss) per share:
Net loss per share - basic and diluted	$(0.57)	$0.35	$(0.22)

	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Warrant liability	$—	$93,328	$93,328
Total liabilities	$32,656	$93,328	$125,984
Additional paid-in-capital	$993,933	$(149,745)	$844,188
Accumulated deficit	$(384,694)	$56,417	$(328,277)
Total Stockholders' Equity	$609,253	$(93,328)	$515,925

Schedule of Accrued warranty

	2020	2019
Warranty reserve, at the beginning of the year	$1,491	$116
Additions to warranty reserve	346	2,352
Claims fulfilled	(284)	(977)
Warranty reserve, at the end of the year	$1,553	$1,491

Schedule of Inventory

Inventory consists of the following (in thousands):

	March 31,	December 31,
	2021	2020
Raw materials	$4,927	$—
Finished goods	12,854	6,812
Work in process	3,056	2,896
Total inventory	$20,837	$9,708

Inventory is stated at the lower of cost or net realizable value, determined on a first-in, first-out basis, and consists of the following (in thousands):

	December 31,
	2020	2019
Work in process	$2,896	$1,081
Finished goods	6,812	7,324
Total inventory	$9,708	$8,405

Schedule of estimated useful lives of the assets

Asset Classification	Useful Life
Equipment	2-12 years
Furniture and fixtures	3-5 years
Computer equipment	3 years
Tooling	3 years
Software	2-3 years
Leasehold improvements	Shorter of asset’s useful life or remaining life of the lease

Asset Classification	Useful Life
Equipment	3‑5 years
Furniture and fixtures	3 years
Computer equipment	3 years
Tooling	3 years
Software	3 years
Leasehold improvements	Shorter of asset’s useful life or remaining life of the lease